Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Sep. 04, 2012 Partner
Dupont Performance Coatings Business [Member] | Successor [Member]
Accounting Policies [Line Items]
PP&E, weighted average useful life	11 years
Selling, General and Administrative Expenses [Member]
Accounting Policies [Line Items]
Loss from deconsolidation of DPC Saudi		$ 1.0
DuPont Powder Coatings Saudi Company Ltd. [Member]
Accounting Policies [Line Items]
Number of partners in joint venture			3
Minimum [Member]
Accounting Policies [Line Items]
Useful life of finite lived intangible assets	4 years
Minimum [Member] | Software [Member] | Successor [Member]
Accounting Policies [Line Items]
Useful life of PP&E	5 years
Minimum [Member] | Property, Plant and Equipment, Other Types [Member] | Successor [Member]
Accounting Policies [Line Items]
Useful life of PP&E	3 years
Minimum [Member] | Building and Equipment [Member] | Predecessor [Member]
Accounting Policies [Line Items]
Useful life of PP&E	15 years
Maximum [Member]
Accounting Policies [Line Items]
Useful life of finite lived intangible assets	20 years
Maximum [Member] | Software [Member] | Successor [Member]
Accounting Policies [Line Items]
Useful life of PP&E	7 years
Maximum [Member] | Property, Plant and Equipment, Other Types [Member] | Successor [Member]
Accounting Policies [Line Items]
Useful life of PP&E	20 years
Maximum [Member] | Building and Equipment [Member] | Predecessor [Member]
Accounting Policies [Line Items]
Useful life of PP&E	25 years